Basic and Diluted Earnings Per Share Computation (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 1,912	$ 1,978	$ 1,790
Interest on dilutive convertible notes		11	12
Net income for diluted earnings per share	$ 1,912	$ 1,989	$ 1,802
Weighted-average common and ordinary shares outstanding	787	788	787
Dilutive effect of convertible notes		14	15
Dilutive effect of equity plans	2	3	2
Diluted weighted-average shares outstanding	789	805	804
Basic earnings per share	$ 2.43	$ 2.51	$ 2.27
Diluted earnings per share	$ 2.42	$ 2.47	$ 2.24
Stock Option
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Anti-dilutive stock options excluded from diluted earnings per share computations	9	10	14